ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Operating expenses:
General and administrative	¥ (167,786)	$ (23,696)	¥ (92,004)	¥ (130,977)
Loss from operations	(117,459)	(16,588)	(81,542)	(72,351)
Other income (loss):
Interest income	21,912	3,095	595	88
Other income, net	3,145	444	7,600
Foreign exchange (loss) gain	3,391	479	34	(241)
Net loss	(97,793)	(13,810)	(84,923)	(89,954)
Other comprehensive loss:
Comprehensive loss	(93,195)	(13,161)	(84,923)	(89,954)
Parent company
Operating expenses:
General and administrative	(13,760)	(1,943)	(98)
Loss from operations	(13,760)	(1,943)	(98)
Other income (loss):
Interest income	284	40
Other income, net	2,162	305
Foreign exchange (loss) gain	(30)	(4)
Equity in losses of subsidiaries and consolidated VIEs	(81,147)	(11,460)	(73,148)	(104,005)
Net loss	(92,491)	(13,062)	(73,246)	(104,005)
Other comprehensive loss:
Foreign currency translation adjustments	4,598	649
Comprehensive loss	¥ (87,893)	$ (12,413)	¥ (73,246)	¥ (104,005)